Income taxes (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Carryback claim	$ 400	$ 400
Indefinite-lived assets	1,100	1,000
Net deferred tax liability	200
Net change in valuation allowance	29,200	$ 0
Operating loss carryforward	107,500
Federal Funds Purchased [Member]
Variable Interest Entity [Line Items]
Operating loss carryforward	110,800
Federal NOL carryforward	3,300
State Funds Purchased [Member]
Variable Interest Entity [Line Items]
Operating loss carryforward	3,500
State NOL carryforward	$ 3,500